Quarterly Report
September 30, 2022
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 2.1%
AeroVironment, Inc. (a)	40,236	$3,354,073
CACI International, Inc., “A” (a)	29,803	7,780,371
Kratos Defense & Security Solutions, Inc. (a)	194,494	1,976,059
		$13,110,503
Airlines – 0.6%
JetBlue Airways Corp. (a)	608,058	$4,031,425
Apparel Manufacturers – 2.2%
On Holding AG (a)	232,761	$3,735,814
Skechers USA, Inc., “A” (a)	320,830	10,176,728
		$13,912,542
Automotive – 2.2%
Methode Electronics, Inc.	177,212	$6,583,426
Visteon Corp. (a)	71,010	7,531,320
		$14,114,746
Biotechnology – 4.1%
Abcam PLC (a)	411,738	$6,142,147
Adaptive Biotechnologies Corp. (a)	163,757	1,165,950
AlloVir, Inc. (a)(l)	165,962	1,309,440
BioAtla, Inc. (a)(l)	105,598	813,105
BioXcel Therapeutics, Inc. (a)(l)	89,597	1,059,037
Immunocore Holdings PLC, ADR (a)	72,000	3,379,680
Lyell Immunopharma, Inc. (a)	210,617	1,543,823
MaxCyte, Inc. (a)	494,777	3,216,050
Oxford Nanopore Technologies PLC (a)	564,292	1,592,979
Prelude Therapeutics, Inc. (a)(l)	101,925	673,724
Recursion Pharmaceuticals, Inc. (a)	183,308	1,950,397
Sana Biotechnology, Inc. (a)(l)	162,437	974,622
Twist Bioscience Corp. (a)	67,378	2,374,401
		$26,195,355
Brokerage & Asset Managers – 4.9%
Focus Financial Partners, “A” (a)	214,516	$6,759,399
GCM Grosvenor, Inc., “A” (l)	637,985	5,033,702
Hamilton Lane, Inc., “A”	188,017	11,207,693
WisdomTree Investments, Inc.	1,693,312	7,924,700
		$30,925,494
Business Services – 10.0%
ExlService Holdings, Inc. (a)	95,564	$14,082,311
Keywords Studios PLC	349,015	8,900,691
Payoneer Global, Inc. (a)	808,899	4,893,839
Remitly Global, Inc. (a)	649,800	7,225,776
TaskUs, Inc., “A” (a)	424,041	6,827,060
Thoughtworks Holding, Inc. (a)	725,999	7,615,729
WNS (Holdings) Ltd., ADR (a)	164,451	13,458,670
		$63,004,076
Chemicals – 3.6%
Element Solutions, Inc.	716,134	$11,651,500
Ingevity Corp. (a)	179,381	10,875,870
		$22,527,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 8.5%
Alkami Technology, Inc. (a)(l)	480,771	$7,235,604
Definitive Healthcare Corp. (a)	226,913	3,526,228
DoubleVerify Holdings, Inc. (a)	285,282	7,802,463
Everbridge, Inc. (a)	101,022	3,119,559
Expensify, Inc., “A” (a)	223,440	3,324,787
nCino, Inc. (a)	97,488	3,325,316
Open Lending Corp., “A” (a)	447,922	3,601,293
Paycor HCM, Inc. (a)	204,684	6,050,459
Paylocity Holding Corp. (a)	17,949	4,336,119
Procore Technologies, Inc. (a)	126,733	6,270,749
Sabre Corp. (a)	973,230	5,012,134
		$53,604,711
Computer Software - Systems – 4.0%
Five9, Inc. (a)	64,811	$4,859,529
Nuvei Corp. (a)	181,994	4,922,937
Q2 Holdings, Inc. (a)	247,120	7,957,264
Rapid7, Inc. (a)	169,900	7,288,710
		$25,028,440
Construction – 2.3%
AZEK Co., Inc. (a)	670,938	$11,150,989
Trex Co., Inc. (a)	82,168	3,610,462
		$14,761,451
Consumer Services – 2.7%
Boyd Group Services, Inc.	53,646	$6,755,509
Bright Horizons Family Solutions, Inc. (a)	69,166	3,987,420
European Wax Center, Inc., “A”	336,185	6,202,613
		$16,945,542
Electrical Equipment – 2.9%
Littlefuse, Inc.	34,643	$6,883,218
Sensata Technologies Holding PLC	302,540	11,278,691
		$18,161,909
Electronics – 1.8%
Advanced Energy Industries, Inc.	149,872	$11,601,592
Energy - Independent – 1.6%
Magnolia Oil & Gas Corp., “A”	497,732	$9,860,071
Entertainment – 2.6%
Manchester United PLC, “A”	816,644	$10,836,866
Vivid Seats, Inc., “A”	717,498	5,496,035
		$16,332,901
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	420,708	$6,070,817
Oatly Group AB, ADR (a)(l)	620,375	1,631,586
		$7,702,403
Gaming & Lodging – 1.8%
Genius Sports Ltd. (a)	774,772	$2,843,413
Penn Entertainment, Inc. (a)	308,014	8,473,465
		$11,316,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.5%
Five Below, Inc. (a)	63,447	$8,734,749
Ollie's Bargain Outlet Holdings, Inc. (a)	140,179	7,233,236
		$15,967,985
Leisure & Toys – 1.9%
Brunswick Corp.	132,451	$8,668,918
Corsair Gaming, Inc. (a)(l)	235,735	2,675,592
Funko, Inc., “A” (a)	20,494	414,389
		$11,758,899
Machinery & Tools – 1.5%
Hydrofarm Holdings Group, Inc. (a)	315,461	$611,995
Ritchie Bros. Auctioneers, Inc.	139,186	8,696,341
		$9,308,336
Medical & Health Technology & Services – 4.4%
Certara, Inc. (a)	557,847	$7,408,208
Guardant Health, Inc. (a)	40,459	2,177,908
HealthEquity, Inc. (a)	115,424	7,753,030
Syneos Health, Inc. (a)	216,593	10,212,360
		$27,551,506
Medical Equipment – 5.8%
Bruker BioSciences Corp.	137,691	$7,305,885
Envista Holdings Corp. (a)	230,252	7,554,568
Gerresheimer AG	122,024	5,992,163
Maravai Lifesciences Holdings, Inc., “A” (a)	237,750	6,069,758
OptiNose, Inc. (a)	395,017	1,445,762
Outset Medical, Inc. (a)	137,227	2,186,026
PROCEPT BioRobotics Corp. (a)	70,924	2,940,509
Silk Road Medical, Inc. (a)	67,346	3,030,570
		$36,525,241
Oil Services – 3.2%
Cactus, Inc., “A”	197,760	$7,599,917
ChampionX Corp.	661,269	12,941,034
		$20,540,951
Other Banks & Diversified Financials – 4.6%
First Interstate BancSystem, Inc.	210,585	$8,497,105
Pacific Premier Bancorp, Inc.	47,637	1,474,842
Prosperity Bancshares, Inc.	129,234	8,617,323
Umpqua Holdings Corp.	336,577	5,752,101
United Community Bank, Inc.	151,783	5,024,017
		$29,365,388
Pharmaceuticals – 2.1%
Annexon, Inc. (a)(l)	157,851	$975,519
Collegium Pharmaceutical, Inc. (a)	162,847	2,608,809
Harmony Biosciences Holdings (a)	80,558	3,567,914
Neurocrine Biosciences, Inc. (a)	34,908	3,707,578
SpringWorks Therapeutics, Inc. (a)	86,179	2,458,687
		$13,318,507
Pollution Control – 1.6%
GFL Environmental, Inc.	395,370	$9,998,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.8%
Big Yellow Group PLC, REIT	250,274	$2,947,147
STAG Industrial, Inc., REIT	296,248	8,422,331
		$11,369,478
Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (a)	512,178	$10,786,469
Specialty Stores – 3.5%
ACV Auctions, Inc. (a)	794,643	$5,713,483
Leslie's, Inc. (a)	661,407	9,729,297
Petco Health & Wellness Co., Inc. (a)	581,072	6,484,764
		$21,927,544
Trucking – 2.7%
CryoPort, Inc. (a)	197,178	$4,803,256
Knight-Swift Transportation Holdings, Inc.	168,298	8,234,821
Saia, Inc. (a)	20,886	3,968,340
		$17,006,417
Total Common Stocks		$608,563,037
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 2.64% (v)	28,139,725	$28,142,539
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	1,235,729	$1,235,729

Other Assets, Less Liabilities – (1.1)%		(7,029,365)
Net Assets – 100.0%		$630,911,940
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,142,539 and $609,798,766, respectively.
(j)	The rate quoted is the annualized one-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$518,359,773	$—	$—	$518,359,773
United Kingdom	17,059,959	19,582,964	—	36,642,923
Canada	30,373,694	—	—	30,373,694
India	13,458,670	—	—	13,458,670
Germany	—	5,992,163	—	5,992,163
Switzerland	3,735,814	—	—	3,735,814
Mutual Funds	29,378,268	—	—	29,378,268
Total	$612,366,178	$25,575,127	$—	$637,941,305
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $2,336,454. These loans were collateralized by cash of $1,235,729 and U.S. Treasury Obligations (held by the lending agent) of $1,117,703.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,793,848	$185,245,123	$191,898,810	$(1,668)	$4,046	$28,142,539
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$208,332	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.